UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.6)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 28.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,600,622
3.8% 12/1/57	4,678,000	3,386,860
4.3% 2/15/30	859,000	815,384
4.75% 5/15/46	4,816,000	4,251,018
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,611,997
2.55% 3/21/31	1,698,000	1,417,716
3% 3/22/27	397,000	370,445
4.862% 8/21/46	2,282,000	2,092,142
5.012% 4/15/49	89,000	83,569
		17,629,753
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,672,822
4.7% 3/23/50	2,229,000	2,130,740
		8,803,562
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	915,948
4.4% 4/1/33	1,073,000	941,832
4.908% 7/23/25	1,184,000	1,161,086
5.25% 4/1/53	1,073,000	866,643
5.375% 5/1/47	5,574,000	4,607,218
5.5% 4/1/63	1,073,000	863,909
6.484% 10/23/45	842,000	791,579
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,367,568
3.9% 3/1/38	329,000	285,850
4.65% 7/15/42	779,000	718,370
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	935,071
4.65% 5/15/50	2,883,000	2,196,136
Fox Corp.:
4.03% 1/25/24	389,000	385,103
4.709% 1/25/29	563,000	547,100
5.476% 1/25/39	555,000	518,434
5.576% 1/25/49	368,000	344,548
Magallanes, Inc.:
3.428% 3/15/24	1,267,000	1,243,962
3.638% 3/15/25	694,000	669,380
3.755% 3/15/27	1,357,000	1,265,764
4.054% 3/15/29	470,000	429,636
4.279% 3/15/32	1,970,000	1,747,145
5.05% 3/15/42	996,000	839,496
5.141% 3/15/52	1,583,000	1,288,955
Time Warner Cable LLC:
4.5% 9/15/42	283,000	211,682
5.5% 9/1/41	521,000	433,438
5.875% 11/15/40	460,000	405,789
6.55% 5/1/37	6,199,000	5,942,821
7.3% 7/1/38	1,160,000	1,182,121
		33,106,584
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,461,000	1,358,284
3.8% 3/15/32 (b)	1,275,000	1,114,505
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,771,099
3.875% 4/15/30	2,705,000	2,492,032
4.375% 4/15/40	404,000	356,770
4.5% 4/15/50	793,000	680,430
		7,773,120
TOTAL COMMUNICATION SERVICES		67,313,019
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	953,000	944,674
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	492,176
3.6% 7/1/30	615,000	572,159
		1,064,335
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,098,983
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,295,184
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	234,000	218,791
AutoZone, Inc.:
3.625% 4/15/25	350,000	337,765
4% 4/15/30	1,629,000	1,512,613
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	199,268
3.75% 4/1/32	649,000	587,393
4.25% 4/1/52	2,647,000	2,159,634
4.45% 4/1/62	2,720,000	2,183,905
4.5% 4/15/30	1,170,000	1,137,395
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	340,844
		8,677,608
TOTAL CONSUMER DISCRETIONARY		13,080,784
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,764,171
4.9% 2/1/46	3,531,000	3,374,897
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,055,421
4.35% 6/1/40	1,082,000	994,942
4.5% 6/1/50	1,534,000	1,414,571
4.6% 6/1/60	1,135,000	1,022,943
4.75% 4/15/58	1,764,000	1,635,357
5.45% 1/23/39	1,439,000	1,489,004
5.55% 1/23/49	3,287,000	3,464,477
5.8% 1/23/59 (Reg. S)	3,472,000	3,783,395
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,148,423
5% 5/1/42	4,016,000	3,718,904
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,679,398
3.45% 3/25/30	1,064,000	1,003,889
		29,549,792
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	195,371
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	4,189,000	3,669,983
3% 5/15/32 (b)	3,400,000	2,609,331
3.625% 1/15/32 (b)	320,000	259,661
5.125% 2/1/28 (b)	1,340,000	1,286,759
5.5% 1/15/30 (b)	380,000	364,534
5.75% 4/1/33 (b)	2,700,000	2,537,873
		10,923,512
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,322,911
4.5% 5/2/43	1,137,000	904,199
4.8% 2/14/29	311,000	302,464
5.375% 1/31/44	1,030,000	968,430
5.95% 2/14/49	407,000	386,385
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,556,583
6.125% 7/27/27 (b)	1,136,000	1,137,979
Reynolds American, Inc.:
4.45% 6/12/25	718,000	697,709
5.7% 8/15/35	373,000	350,559
6.15% 9/15/43	1,227,000	1,180,353
7.25% 6/15/37	909,000	951,326
		12,758,898
TOTAL CONSUMER STAPLES		53,232,202
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,385
4.85% 11/15/35	661,000	622,429
		639,814
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,046,997
5.85% 2/1/35	766,000	743,863
Cenovus Energy, Inc.:
3.75% 2/15/52	2,600,000	1,840,017
5.25% 6/15/37	2,691,000	2,476,810
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	400,083
DCP Midstream Operating LP:
5.6% 4/1/44	376,000	356,389
6.45% 11/3/36 (b)	760,000	780,404
6.75% 9/15/37 (b)	1,037,000	1,100,547
Enbridge, Inc.:
4% 10/1/23	863,000	859,561
4.25% 12/1/26	544,000	524,649
Energy Transfer LP:
3.75% 5/15/30	710,000	640,639
3.9% 5/15/24 (c)	405,000	398,145
4.2% 9/15/23	364,000	362,645
4.5% 4/15/24	387,000	382,552
4.95% 6/15/28	1,242,000	1,204,704
5% 5/15/50	2,045,000	1,727,131
5.25% 4/15/29	629,000	614,056
5.4% 10/1/47	414,000	364,888
5.8% 6/15/38	692,000	663,002
6% 6/15/48	451,000	427,685
6.25% 4/15/49	432,000	421,925
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,419,213
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	3,866,111
Hess Corp.:
4.3% 4/1/27	1,500,000	1,438,643
5.6% 2/15/41	4,059,000	3,883,547
7.125% 3/15/33	308,000	335,965
7.3% 8/15/31	411,000	450,686
7.875% 10/1/29	1,346,000	1,483,458
Kinder Morgan Energy Partners LP 6.55% 9/15/40	141,000	143,155
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	688,189
MPLX LP:
4.8% 2/15/29	345,000	332,706
4.875% 12/1/24	839,000	826,883
4.95% 9/1/32	2,116,000	2,021,228
5.5% 2/15/49	1,036,000	938,819
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,566,766
6.2% 3/15/40	521,000	513,492
6.45% 9/15/36	1,412,000	1,449,135
6.6% 3/15/46	1,751,000	1,802,742
7.5% 5/1/31	2,356,000	2,572,375
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,451,460
5.95% 1/28/31	1,097,000	799,307
6.35% 2/12/48	4,049,000	2,440,170
6.49% 1/23/27	1,175,000	1,042,225
6.5% 3/13/27	1,481,000	1,314,388
6.5% 1/23/29	1,705,000	1,411,058
6.7% 2/16/32	1,810,000	1,373,700
6.75% 9/21/47	3,713,000	2,320,217
6.84% 1/23/30	5,684,000	4,503,149
6.95% 1/28/60	2,417,000	1,494,915
7.69% 1/23/50	4,972,000	3,351,029
Phillips 66 Co. 3.85% 4/9/25	188,000	182,772
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	356,881
3.6% 11/1/24	426,000	412,165
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,326,026
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,332,322
3.9% 1/15/25	373,000	362,011
4.3% 3/4/24	1,671,000	1,652,107
4.5% 11/15/23	537,000	534,703
4.55% 6/24/24	4,091,000	4,035,608
4.65% 8/15/32	2,206,000	2,089,109
5.3% 8/15/52	500,000	461,000
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	277,294
3.95% 5/15/50	1,007,000	776,526
Western Gas Partners LP:
3.95% 6/1/25	266,000	255,510
4.5% 3/1/28	613,000	578,371
4.65% 7/1/26	2,778,000	2,672,439
4.75% 8/15/28	354,000	335,984
		85,212,251
TOTAL ENERGY		85,852,065
FINANCIALS - 13.7%
Banks - 6.3%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,723,714
3.419% 12/20/28 (c)	5,817,000	5,334,326
3.5% 4/19/26	1,541,000	1,478,207
3.864% 7/23/24 (c)	1,340,000	1,338,358
3.95% 4/21/25	1,265,000	1,225,018
4.2% 8/26/24	6,127,000	6,012,105
4.25% 10/22/26	1,307,000	1,261,510
4.45% 3/3/26	465,000	451,946
5.015% 7/22/33 (c)	17,054,000	16,682,968
Barclays PLC:
2.852% 5/7/26 (c)	2,482,000	2,324,602
4.375% 1/12/26	1,908,000	1,832,792
5.088% 6/20/30 (c)	2,253,000	2,048,762
5.2% 5/12/26	1,908,000	1,840,739
5.829% 5/9/27 (c)	2,670,000	2,633,698
6.224% 5/9/34 (c)	2,277,000	2,267,972
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,139,091
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,486,881
3.875% 3/26/25	2,914,000	2,814,066
4.3% 11/20/26	532,000	509,159
4.412% 3/31/31 (c)	3,258,000	3,063,372
4.45% 9/29/27	5,245,000	5,008,075
4.6% 3/9/26	673,000	651,564
4.91% 5/24/33 (c)	3,492,000	3,379,052
5.5% 9/13/25	1,694,000	1,684,197
6.174% 5/25/34 (c)	1,574,000	1,587,713
6.27% 11/17/33 (c)	7,000,000	7,429,920
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,053,149
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	674,067
Discover Bank 4.2% 8/8/23	874,000	872,289
HSBC Holdings PLC:
4.25% 3/14/24	675,000	666,381
4.95% 3/31/30	437,000	430,211
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,288,232
5.71% 1/15/26 (b)	3,922,000	3,732,895
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,135,264
3.797% 7/23/24 (c)	1,754,000	1,751,903
3.875% 9/10/24	13,419,000	13,100,870
4.125% 12/15/26	4,319,000	4,157,992
4.493% 3/24/31 (c)	3,926,000	3,773,940
4.586% 4/26/33 (c)	12,887,000	12,285,080
4.912% 7/25/33 (c)	5,229,000	5,109,640
5.717% 9/14/33 (c)	2,500,000	2,536,233
NatWest Group PLC 3.073% 5/22/28 (c)	1,427,000	1,283,398
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,205,342
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,754,000	1,514,895
6.499% 3/9/29 (c)	2,600,000	2,571,747
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,566,589
1.488% 12/14/26 (b)(c)	2,986,000	2,627,570
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,333,090
3.526% 3/24/28 (c)	2,893,000	2,700,180
4.478% 4/4/31 (c)	4,386,000	4,170,199
4.897% 7/25/33 (c)	5,000,000	4,796,061
5.013% 4/4/51 (c)	6,470,000	6,026,197
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	990,466
		167,563,687
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,607,044
4.25% 2/15/24	1,315,000	1,297,653
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,543,432
4.2% 6/10/24	2,732,000	2,666,590
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,483,930
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,600,000	1,602,281
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,317,290
3.102% 2/24/33 (c)	1,545,000	1,305,144
3.691% 6/5/28 (c)	12,774,000	12,001,723
3.8% 3/15/30	4,751,000	4,393,525
4.25% 10/21/25	696,000	670,714
6.75% 10/1/37	689,000	741,050
Moody's Corp.:
3.25% 1/15/28	732,000	681,643
3.75% 3/24/25	1,557,000	1,513,352
4.875% 2/15/24	413,000	410,762
Morgan Stanley:
3.125% 7/27/26	6,737,000	6,308,822
3.622% 4/1/31 (c)	3,078,000	2,773,557
3.625% 1/20/27	3,374,000	3,203,645
4.431% 1/23/30 (c)	1,348,000	1,282,535
4.889% 7/20/33 (c)	6,522,000	6,277,093
5% 11/24/25	4,489,000	4,412,992
6.296% 10/18/28 (c)	2,500,000	2,568,876
6.342% 10/18/33 (c)	5,000,000	5,319,016
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,476,690
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,535,590
2.593% 9/11/25 (b)(c)	3,245,000	3,093,040
3.75% 3/26/25	1,429,000	1,367,409
3.869% 1/12/29 (b)(c)	1,233,000	1,114,629
4.125% 9/24/25 (b)	1,614,000	1,542,210
4.194% 4/1/31 (b)(c)	2,950,000	2,625,675
4.55% 4/17/26	790,000	759,321
		83,897,233
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,183,735
2.45% 10/29/26	1,236,000	1,103,934
2.875% 8/14/24	1,839,000	1,767,264
3% 10/29/28	1,295,000	1,119,725
3.3% 1/30/32	1,385,000	1,133,067
3.5% 1/15/25	2,546,000	2,437,561
4.45% 4/3/26	959,000	915,627
4.875% 1/16/24	1,538,000	1,527,193
6.5% 7/15/25	1,112,000	1,117,499
Ally Financial, Inc.:
1.45% 10/2/23	678,000	668,895
5.125% 9/30/24	656,000	643,581
5.8% 5/1/25	1,606,000	1,578,676
6.7% 2/14/33	5,000,000	4,423,940
7.1% 11/15/27	2,560,000	2,581,975
8% 11/1/31	829,000	860,602
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,495,000	1,395,992
3.273% 3/1/30 (c)	1,912,000	1,623,439
3.65% 5/11/27	4,134,000	3,839,722
3.8% 1/31/28	2,165,000	1,989,478
4.927% 5/10/28 (c)	2,300,000	2,182,285
4.985% 7/24/26 (c)	2,151,000	2,084,858
5.247% 7/26/30 (c)	2,770,000	2,611,304
5.468% 2/1/29 (c)	1,952,000	1,869,943
5.817% 2/1/34 (c)	2,680,000	2,556,921
Discover Financial Services:
3.95% 11/6/24	873,000	841,267
4.1% 2/9/27	875,000	811,773
4.5% 1/30/26	1,437,000	1,376,062
6.7% 11/29/32	537,000	553,235
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,225,464
5.584% 3/18/24	1,916,000	1,902,400
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,052,544
4.25% 8/15/24	2,051,000	1,977,433
4.375% 3/19/24	1,677,000	1,644,236
5.15% 3/19/29	2,576,000	2,337,162
		63,938,792
Financial Services - 0.9%
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,849,360
7.05% 9/29/25	2,656,000	2,649,113
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,400,723
4.125% 6/15/26	1,425,000	1,330,992
4.125% 5/15/29	1,549,000	1,381,701
Corebridge Financial, Inc.:
3.5% 4/4/25	646,000	615,431
3.65% 4/5/27	2,280,000	2,128,550
3.85% 4/5/29	904,000	812,982
3.9% 4/5/32	1,076,000	934,933
4.35% 4/5/42	245,000	197,693
4.4% 4/5/52	724,000	569,191
Equitable Holdings, Inc. 4.35% 4/20/28	1,304,000	1,220,343
Jackson Financial, Inc.:
5.17% 6/8/27	1,014,000	965,646
5.67% 6/8/32	1,281,000	1,215,300
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,849,689
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,603,194
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,571,083
		25,295,924
Insurance - 0.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	820,502
3.375% 4/7/30 (b)	2,257,000	2,063,250
American International Group, Inc. 2.5% 6/30/25	2,432,000	2,290,478
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,904,266
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,183,549
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,185,063
4.75% 3/15/39	560,000	527,728
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,211,606
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,446,481
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,491,088
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	573,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,484,937
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	527,253
Unum Group:
3.875% 11/5/25	1,491,000	1,409,804
4% 6/15/29	1,353,000	1,244,574
5.75% 8/15/42	2,232,000	2,053,691
		24,417,270
TOTAL FINANCIALS		365,112,906
HEALTH CARE - 1.5%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	1,463,000	1,461,683
5.25% 3/2/30	1,336,000	1,338,666
5.25% 3/2/33	1,508,000	1,509,923
5.6% 3/2/43	1,433,000	1,437,336
5.65% 3/2/53	712,000	721,046
5.75% 3/2/63	1,298,000	1,316,740
		7,785,394
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,571,654
2.625% 8/1/31	1,403,000	1,118,023
3.375% 2/15/30	1,564,000	1,344,164
4.25% 12/15/27	1,762,000	1,647,391
4.625% 12/15/29	2,738,000	2,520,156
Cigna Group:
3.05% 10/15/27	982,000	905,474
4.375% 10/15/28	1,860,000	1,798,530
4.8% 8/15/38	1,158,000	1,093,167
4.9% 12/15/48	1,157,000	1,076,783
CVS Health Corp.:
3% 8/15/26	192,000	179,986
3.625% 4/1/27	551,000	523,055
4.78% 3/25/38	1,830,000	1,688,855
5% 1/30/29	1,114,000	1,103,263
5.25% 1/30/31	457,000	455,566
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,104,452
3.625% 3/15/32 (b)	287,000	249,118
5.625% 9/1/28	1,311,000	1,311,824
5.875% 2/1/29	1,446,000	1,455,385
Humana, Inc. 3.7% 3/23/29	827,000	757,429
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,140,916
Toledo Hospital 5.325% 11/15/28	647,000	524,070
		25,569,261
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,291,034
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	409,000	396,840
Mylan NV 4.55% 4/15/28	1,227,000	1,155,984
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	742,733
Viatris, Inc.:
1.65% 6/22/25	302,000	277,849
2.7% 6/22/30	1,533,000	1,240,551
3.85% 6/22/40	668,000	461,619
4% 6/22/50	1,153,000	762,524
		6,329,134
TOTAL HEALTH CARE		39,683,789
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	629,374
The Boeing Co.:
5.04% 5/1/27	909,000	897,881
5.15% 5/1/30	909,000	900,228
5.705% 5/1/40	920,000	917,706
5.805% 5/1/50	920,000	916,643
5.93% 5/1/60	908,000	899,272
		5,161,104
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	307,327
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	269,000	267,373
3.375% 7/1/25	1,977,000	1,873,747
3.875% 7/3/23	1,712,000	1,712,000
4.25% 2/1/24	1,761,000	1,742,380
4.25% 9/15/24	1,093,000	1,066,783
		6,662,283
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	620,832
4.25% 4/15/26 (b)	485,000	451,833
4.375% 5/1/26 (b)	1,433,000	1,338,956
5.25% 5/15/24 (b)	1,170,000	1,149,494
6.375% 5/4/28 (b)	2,451,000	2,424,681
		5,985,796
TOTAL INDUSTRIALS		18,116,510
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	398,450
6.02% 6/15/26	480,000	487,876
6.1% 7/15/27	729,000	751,023
6.2% 7/15/30	631,000	655,605
		2,292,954
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	441,049
2.45% 2/15/31 (b)	4,340,000	3,529,728
2.6% 2/15/33 (b)	4,340,000	3,391,681
3.5% 2/15/41 (b)	3,505,000	2,621,833
3.75% 2/15/51 (b)	1,645,000	1,209,707
		11,193,998
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,807,842
2.3% 3/25/28	3,147,000	2,777,102
2.8% 4/1/27	1,797,000	1,651,675
2.875% 3/25/31	3,303,000	2,819,812
3.6% 4/1/40	1,797,000	1,390,172
		10,446,603
TOTAL INFORMATION TECHNOLOGY		23,933,555
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,236,921
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	183,420
3.625% 4/15/32	989,000	854,687
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	969,549
4.5% 12/1/28	1,193,000	1,095,212
6.75% 12/1/27	1,655,000	1,673,715
Corporate Office Properties LP:
2% 1/15/29	199,000	151,658
2.25% 3/15/26	510,000	451,683
2.75% 4/15/31	509,000	386,763
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	344,346
3.5% 8/1/26	419,000	385,489
Healthpeak OP, LLC:
3.25% 7/15/26	176,000	163,908
3.5% 7/15/29	201,000	180,238
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	1,675,308
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,301,207
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,816,174
4.75% 9/15/30	2,980,000	2,678,531
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	447,220
4.4% 6/15/24	442,000	431,459
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,444,436
3.375% 2/1/31	1,027,000	814,603
3.625% 10/1/29	1,814,000	1,486,615
4.375% 8/1/23	381,000	380,178
4.5% 1/15/25	821,000	786,742
4.5% 4/1/27	4,967,000	4,612,761
4.75% 1/15/28	1,958,000	1,787,319
4.95% 4/1/24	415,000	409,160
5.25% 1/15/26	1,744,000	1,679,156
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	303,664
Realty Income Corp.:
2.2% 6/15/28	244,000	211,264
2.85% 12/15/32	301,000	244,796
3.25% 1/15/31	313,000	273,574
3.4% 1/15/28	489,000	450,845
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	287,378
5% 12/15/23	226,000	222,684
Simon Property Group LP 2.45% 9/13/29	499,000	420,080
SITE Centers Corp.:
3.625% 2/1/25	694,000	653,085
4.25% 2/1/26	906,000	848,575
Store Capital Corp.:
2.75% 11/18/30	2,676,000	1,933,449
4.625% 3/15/29	550,000	463,000
Sun Communities Operating LP:
2.3% 11/1/28	512,000	430,363
2.7% 7/15/31	1,323,000	1,045,385
Ventas Realty LP:
3% 1/15/30	2,340,000	2,001,473
3.5% 2/1/25	1,976,000	1,892,277
4% 3/1/28	688,000	636,430
4.125% 1/15/26	478,000	457,188
4.375% 2/1/45	234,000	187,656
4.75% 11/15/30	3,072,000	2,907,716
VICI Properties LP:
4.375% 5/15/25	256,000	247,412
4.75% 2/15/28	2,029,000	1,921,126
4.95% 2/15/30	2,648,000	2,484,036
5.125% 5/15/32	720,000	673,664
Vornado Realty LP 2.15% 6/1/26	578,000	489,642
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	937,270
3.85% 7/15/29	391,000	354,729
4% 2/1/25	1,644,000	1,591,848
		54,399,067
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,122,185
4.1% 10/1/24	1,555,000	1,492,091
4.55% 10/1/29	1,792,000	1,295,930
7.55% 3/15/28	2,334,000	2,099,969
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,373,776
Tanger Properties LP:
2.75% 9/1/31	1,346,000	976,775
3.125% 9/1/26	1,874,000	1,661,587
		10,022,313
TOTAL REAL ESTATE		64,421,380
UTILITIES - 1.1%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,763,689
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	896,511
3.743% 5/1/26	4,043,000	3,784,071
Duke Energy Corp. 2.45% 6/1/30	854,000	717,139
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	323,649
2.775% 1/7/32 (b)	1,402,000	1,093,248
Entergy Corp. 2.8% 6/15/30	876,000	742,511
Exelon Corp.:
2.75% 3/15/27	449,000	410,857
3.35% 3/15/32	546,000	474,417
4.05% 4/15/30	534,000	499,011
4.1% 3/15/52	404,000	325,675
4.7% 4/15/50	238,000	210,332
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	640,032
		11,881,142
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	494,955	516,629
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	548,425
The AES Corp.:
2.45% 1/15/31	673,000	543,976
3.3% 7/15/25 (b)	2,635,000	2,488,331
3.95% 7/15/30 (b)	2,298,000	2,060,198
		5,640,930
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,721,632
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	219,845
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,297,654
3.6% 5/1/30	1,602,000	1,442,728
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	939,630
4.224% 3/15/32	1,875,000	1,684,812
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	437,000	367,543
		10,673,844
TOTAL UTILITIES		28,712,545
TOTAL NONCONVERTIBLE BONDS (Cost $833,867,887)		759,458,755

U.S. Treasury Obligations - 44.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	8,008,319
1.75% 8/15/41	43,542,800	30,590,518
1.875% 11/15/51	13,856,800	9,146,570
2% 11/15/41	16,500,000	12,077,871
2% 8/15/51	108,411,200	73,901,713
2.25% 2/15/52	36,300,000	26,232,422
2.875% 5/15/52	23,300,000	19,308,965
3% 2/15/47	25,251,500	21,260,579
3.375% 8/15/42	34,200,000	31,043,180
3.625% 5/15/53	3,100,000	2,979,391
U.S. Treasury Notes:
0.25% 7/31/25	68,520,600	62,351,070
0.375% 12/31/25	17,431,400	15,712,092
0.75% 3/31/26	52,072,200	47,064,319
0.75% 4/30/26	41,407,700	37,286,340
0.75% 8/31/26	15,336,200	13,677,973
1.25% 5/31/28	63,257,700	55,177,517
1.75% 1/31/29	24,900,000	22,011,211
1.875% 2/28/27	6,800,000	6,233,156
2.375% 3/31/29	20,000,000	18,259,375
2.5% 3/31/27	25,000,000	23,428,711
2.75% 8/15/32	36,698,000	33,643,178
2.875% 5/15/32	38,075,000	35,302,664
3.375% 5/15/33	45,400,000	43,782,625
3.5% 2/15/33	63,000,000	61,365,938
3.75% 5/31/30	49,700,000	49,008,859
3.875% 11/30/27	55,000,000	54,220,117
3.875% 12/31/27	75,000,000	73,932,908
3.875% 11/30/29	123,000,000	121,885,313
3.875% 12/31/29	85,000,000	84,259,570
4.125% 10/31/27	10,000,000	9,947,656
4.125% 11/15/32	71,600,000	73,166,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,313,788,642)		1,176,266,370

U.S. Government Agency - Mortgage Securities - 23.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.7%
12 month U.S. LIBOR + 1.480% 3.73% 7/1/34 (c)(d)	830	835
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	2,098	2,121
12 month U.S. LIBOR + 1.630% 4.24% 11/1/36 (c)(d)	23,124	23,304
12 month U.S. LIBOR + 1.700% 5.188% 6/1/42 (c)(d)	16,896	17,109
12 month U.S. LIBOR + 1.730% 5.105% 5/1/36 (c)(d)	16,591	16,770
12 month U.S. LIBOR + 1.750% 4.306% 7/1/35 (c)(d)	1,591	1,601
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	6,623	6,669
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	6,610	6,710
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	5,505	5,623
12 month U.S. LIBOR + 1.810% 4.119% 7/1/41 (c)(d)	10,735	10,983
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	6,704	6,781
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	4,552	4,480
12 month U.S. LIBOR + 1.950% 4.4% 9/1/36 (c)(d)	12,441	12,565
12 month U.S. LIBOR + 1.950% 5.496% 7/1/37 (c)(d)	4,702	4,788
6 month U.S. LIBOR + 1.310% 4.438% 5/1/34 (c)(d)	9,852	9,821
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	17,442	17,351
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	1,155	1,171
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	1,122	1,140
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	17,856	18,200
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	1,606	1,627
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	20,503	20,888
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	2,808	2,872
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.778% 5/1/35 (c)(d)	3,482	3,546
1.5% 11/1/35 to 6/1/51 (e)	10,946,398	9,270,048
2% 10/1/35 to 3/1/52 (e)	50,539,481	42,358,425
2.5% 7/1/31 to 1/1/52	41,983,870	36,119,802
3% 8/1/32 to 2/1/52	18,663,303	16,886,193
3.5% 8/1/37 to 3/1/52	9,883,511	9,128,214
4% 7/1/39 to 4/1/52	10,371,748	9,912,165
4.5% to 4.5% 5/1/25 to 12/1/52	8,411,634	8,190,988
5% 9/1/25 to 12/1/52	4,793,351	4,738,012
5.5% 10/1/52 to 6/1/53	8,861,972	8,858,209
6% 10/1/34 to 6/1/53	6,635,684	6,789,802
6.5% 12/1/23 to 8/1/36	159,888	164,518
7% to 7% 11/1/23 to 2/1/29	20,302	20,944
7.5% to 7.5% 9/1/25 to 11/1/31	26,481	27,246
8.5% 6/1/25	73	74
TOTAL FANNIE MAE		152,661,595
Freddie Mac - 5.0%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	13,644	13,602
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	8,197	8,315
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	2,123	2,137
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	5,379	5,514
12 month U.S. LIBOR + 1.910% 5.22% 5/1/41 (c)(d)	17,110	17,271
12 month U.S. LIBOR + 1.910% 5.364% 6/1/41 (c)(d)	16,565	16,762
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (c)(d)	17,862	18,037
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	170	171
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	2,758	2,791
6 month U.S. LIBOR + 1.650% 6.179% 4/1/35 (c)(d)	11,221	11,346
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	1,906	1,958
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	1,734	1,755
1.5% 8/1/35 to 4/1/51	31,924,573	26,546,465
2% 6/1/35 to 3/1/52	28,838,681	24,632,161
2.5% 8/1/32 to 3/1/52	19,763,475	17,030,050
3% 6/1/31 to 3/1/52	9,415,960	8,455,281
3.5% 3/1/32 to 4/1/52	28,220,417	26,132,061
4% 5/1/37 to 10/1/52	8,021,122	7,687,355
4.5% 7/1/25 to 10/1/52 (e)	6,793,951	6,613,243
5% 1/1/40 to 12/1/52	4,718,946	4,673,046
5.5% 10/1/52 to 5/1/53 (e)	7,458,554	7,494,744
6% 4/1/32 to 6/1/53	1,994,914	2,036,793
6.5% 1/1/53	1,048,557	1,072,656
7.5% 8/1/26 to 11/1/31	3,120	3,250
8% 4/1/27 to 5/1/27	253	258
8.5% 5/1/27 to 1/1/28	479	490
TOTAL FREDDIE MAC		132,477,512
Ginnie Mae - 5.3%
3% 12/20/42 to 4/20/47	2,035,892	1,840,835
3.5% 12/20/40 to 1/20/50	1,442,315	1,343,338
4% 3/15/40 to 4/20/48	5,708,738	5,482,636
4.5% 5/15/39 to 5/20/41	1,231,046	1,205,568
5% 3/15/39 to 4/20/48	690,485	692,385
6.5% 4/15/35 to 11/15/35	14,809	15,315
7% 1/15/28 to 7/15/32	82,530	84,539
7.5% to 7.5% 1/15/24 to 10/15/28	14,077	14,331
8% 3/15/30 to 9/15/30	2,056	2,143
2% 11/20/50 to 2/20/51	8,936,147	7,526,204
2% 7/1/53 (f)	7,100,000	5,961,445
2% 7/1/53 (f)	9,450,000	7,934,599
2% 7/1/53 (f)	2,350,000	1,973,154
2% 7/1/53 (f)	2,975,000	2,497,929
2% 7/1/53 (f)	4,725,000	3,967,299
2% 8/1/53 (f)	4,700,000	3,951,082
2% 8/1/53 (f)	2,350,000	1,975,541
2% 8/1/53 (f)	950,000	798,623
2.5% 6/20/51 to 12/20/51	5,836,224	5,059,513
2.5% 7/1/53 (f)	7,800,000	6,750,277
2.5% 7/1/53 (f)	5,150,000	4,456,914
2.5% 7/1/53 (f)	7,250,000	6,274,296
2.5% 7/1/53 (f)	2,300,000	1,990,466
2.5% 7/1/53 (f)	5,100,000	4,413,643
2.5% 7/1/53 (f)	5,800,000	5,019,437
2.5% 7/1/53 (f)	4,450,000	3,851,119
2.5% 8/1/53 (f)	5,100,000	4,420,266
2.5% 8/1/53 (f)	10,250,000	8,880,264
3% 7/1/53 (f)	5,900,000	5,270,787
3% 7/1/53 (f)	4,675,000	4,176,429
3% 7/1/53 (f)	650,000	580,680
3% 7/1/53 (f)	1,700,000	1,518,701
3% 7/1/53 (f)	2,400,000	2,144,049
3.5% 7/1/53 (f)	5,150,000	4,752,053
3.5% 7/1/53 (f)	2,400,000	2,214,549
3.5% 7/1/53 (f)	2,450,000	2,260,685
3.5% 7/1/53 (f)	500,000	461,364
3.5% 8/1/53 (f)	5,550,000	5,122,445
4% 7/1/53 (f)	3,650,000	3,451,176
4.5% 7/1/53 (f)	2,400,000	2,315,675
4.5% 7/1/53 (f)	2,400,000	2,315,675
5.5% 7/1/53 (f)	5,200,000	5,177,121
TOTAL GINNIE MAE		140,144,550
Uniform Mortgage Backed Securities - 7.1%
1.5% 7/1/38 (f)	500,000	431,261
1.5% 7/1/38 (f)	1,200,000	1,035,026
1.5% 7/1/38 (f)	1,350,000	1,164,404
2% 7/1/38 (f)	2,050,000	1,816,541
2% 7/1/53 (f)	13,500,000	11,000,966
2% 7/1/53 (f)	13,450,000	10,960,222
2% 7/1/53 (f)	8,850,000	7,211,745
2% 7/1/53 (f)	10,050,000	8,189,608
2% 7/1/53 (f)	16,150,000	13,160,415
2% 7/1/53 (f)	7,875,000	6,417,230
2% 7/1/53 (f)	7,875,000	6,417,230
2% 8/1/53 (f)	9,500,000	7,753,296
2.5% 7/1/38 (f)	300,000	273,000
2.5% 7/1/53 (f)	14,600,000	12,372,928
2.5% 7/1/53 (f)	21,350,000	18,093,288
2.5% 7/1/53 (f)	2,100,000	1,779,668
2.5% 7/1/53 (f)	750,000	635,596
3% 7/1/53 (f)	20,200,000	17,772,841
3% 7/1/53 (f)	17,725,000	15,595,228
3.5% 7/1/53 (f)	4,900,000	4,463,210
3.5% 7/1/53 (f)	1,800,000	1,639,547
4% 7/1/53 (f)	5,100,000	4,784,835
4% 7/1/53 (f)	7,750,000	7,271,072
4% 7/1/53 (f)	2,875,000	2,697,333
4.5% 7/1/53 (f)	2,800,000	2,690,626
4.5% 7/1/53 (f)	2,650,000	2,546,485
5% 7/1/53 (f)	750,000	734,795
5% 7/1/53 (f)	700,000	685,809
5.5% 7/1/53 (f)	19,650,000	19,555,572
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		189,149,777
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $639,118,834)		614,433,434

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	727,810	454,158
Series 2019-1 Class A, 3.844% 5/15/39 (b)	539,852	388,104
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,349,026	1,131,870
Class B, 4.458% 10/16/39 (b)	315,410	110,813
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,600,200	1,378,589
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,030,599	2,571,463
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	529,405	523,911
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	1,280,878	1,257,424
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	3,132,569	3,068,809
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	1,736,000	1,707,743
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	1,532,085	1,497,504
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	461,173	387,089
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	1,676,859	1,660,600
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	1,039,487	1,014,955
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	1,931,133	1,901,274
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	2,545,000	2,472,829
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	2,173,138	2,127,222
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	665,897	654,892
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	1,292,534	1,264,856
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	2,282,638	2,239,373
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	2,070,385	2,049,754
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(c)(d)	2,560,000	2,508,582
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	1,953,217	1,912,266
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	1,909,119	1,755,760
Class AA, 2.487% 12/16/41 (b)(c)	140,895	134,772
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,251,941	1,938,970
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	1,837,162	1,819,509
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,188,542	1,055,130
Class B, 5.095% 4/15/39 (b)	666,261	481,527
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	666,398	601,310
Series 2021-1A Class A, 3.474% 1/15/46 (b)	447,935	409,412
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	1,561,530	1,537,033
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	2,429,000	2,366,327
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	1,198,676	1,175,249
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 1.85% 7/20/36 (b)(c)(d)	1,848,000	1,848,000
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	1,887,884	1,838,489
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	1,944,015	1,889,705
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	2,085,721	2,032,085
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	2,607,000	2,567,853
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	2,729,841	2,686,000
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,751,928	1,601,214
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	1,361,000	1,321,106
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	1,290,693	1,269,446
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	1,582,694	1,562,782
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	1,318,912	1,302,387
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	1,717,039	1,680,988
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	1,021,083	999,619
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	885,205	875,040
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	2,283,000	2,245,579
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	444,749	438,152
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	1,392,832	1,370,912
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	1,993,704	1,963,968
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	2,529,561	2,504,050
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	720,889	621,766
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,525,319	2,156,587
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	1,367,988	1,342,195
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	3,167,000	3,070,324
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	981,516	972,357
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	1,135,732	1,129,032
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	2,186,940	2,152,743
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	2,223,747	2,174,969
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	1,390,072	1,367,920
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	573,573	563,385
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	1,275,000	1,274,355
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	461,006	452,700
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	2,357,478	2,313,733
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	1,823,166	1,791,045
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(c)(d)	5,340,000	5,236,682
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	1,904,754	1,884,966
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	1,918,098	1,902,191
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.3954% 1/25/36 (c)(d)	41,427	40,554
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	760,982	747,404
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,433,990	1,214,958
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,554,325	1,381,420
Class A2II, 4.008% 12/5/51 (b)	1,388,425	1,140,545
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,265,349	1,074,421
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	2,604,698	2,568,472
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	2,626,000	2,567,270
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,324,949	1,113,858
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,805,813
1.884% 7/15/50 (b)	733,000	658,247
2.328% 7/15/52 (b)	560,000	479,020
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(c)(d)	391,104	389,595
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	2,727,000	2,666,357
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	256,728	253,160
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	2,313,924	2,262,768
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	2,177,375	2,140,662
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 6.0104% 9/25/34 (c)(d)	2,132	2,045
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,464,128	1,250,482
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,949,387	1,625,905
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	2,009,654	1,988,561
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	1,277,198	1,253,765
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	2,613,900	2,565,065
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	1,289,773	1,267,853
TOTAL ASSET-BACKED SECURITIES (Cost $149,103,303)		142,421,604

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	878,361	828,884
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	435	379
TOTAL PRIVATE SPONSOR		829,263
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,876	3,872
Series 1999-57 Class PH, 6.5% 12/25/29	19,077	19,122
TOTAL U.S. GOVERNMENT AGENCY		22,994
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $900,720)		852,257

Commercial Mortgage Securities - 3.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.297% 1/15/39 (b)(c)(d)	1,415,000	1,375,329
Class B, CME Term SOFR 1 Month Index + 1.550% 6.697% 1/15/39 (b)(c)(d)	267,000	257,934
Class C, CME Term SOFR 1 Month Index + 2.150% 7.297% 1/15/39 (b)(c)(d)	191,000	183,384
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,076,080
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	223,364
Class CNM, 3.8425% 11/5/32 (b)(c)	110,000	87,428
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	108,856
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	172,088
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	391,294
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	352,277
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,645,224
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.3115% 11/15/28 (b)(c)(d)	1,079,000	1,073,211
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.045% 4/15/37 (b)(c)(d)	5,047,000	4,895,603
Class B, CME Term SOFR 1 Month Index + 2.440% 7.594% 4/15/37 (b)(c)(d)	1,341,000	1,305,383
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.8831% 10/15/36 (b)(c)(d)	2,648,253	2,568,511
Class B, 1 month U.S. LIBOR + 0.890% 6.0928% 10/15/36 (b)(c)(d)	396,287	381,620
Class C, 1 month U.S. LIBOR + 1.090% 6.2926% 10/15/36 (b)(c)(d)	530,325	507,039
Class D, 1 month U.S. LIBOR + 1.290% 6.4923% 10/15/36 (b)(c)(d)	514,682	487,725
Class E, 1 month U.S. LIBOR + 1.940% 7.1415% 10/15/36 (b)(c)(d)	1,789,733	1,704,416
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.1599% 2/15/39 (b)(c)(d)	3,336,634	3,234,429
Class B, CME Term SOFR 1 Month Index + 1.310% 6.4593% 2/15/39 (b)(c)(d)	1,005,446	964,104
Class C, CME Term SOFR 1 Month Index + 1.560% 6.7087% 2/15/39 (b)(c)(d)	1,005,446	951,760
Class D, CME Term SOFR 1 Month Index + 1.960% 7.1078% 2/15/39 (b)(c)(d)	1,005,446	955,776
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.493% 4/15/34 (b)(c)(d)	1,007,281	987,433
Class C, 1 month U.S. LIBOR + 1.600% 6.793% 4/15/34 (b)(c)(d)	665,897	651,507
Class D, 1 month U.S. LIBOR + 1.900% 7.093% 4/15/34 (b)(c)(d)	699,023	683,029
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.193% 4/15/34 (b)(c)(d)	1,656,308	1,638,408
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.3415% 10/15/36 (b)(c)(d)	806,653	799,267
Class C, CME Term SOFR 1 Month Index + 1.360% 6.5115% 10/15/36 (b)(c)(d)	1,014,182	1,003,295
Class D, CME Term SOFR 1 Month Index + 1.560% 6.7115% 10/15/36 (b)(c)(d)	1,436,280	1,419,049
Class E, CME Term SOFR 1 Month Index + 1.910% 7.0615% 10/15/36 (b)(c)(d)	2,018,196	1,990,162
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.312% 10/15/39 (b)(c)(d)	1,404,000	1,401,799
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.638% 4/15/37 (b)(c)(d)	2,489,606	2,451,486
Class B, CME Term SOFR 1 Month Index + 1.940% 7.087% 4/15/37 (b)(c)(d)	1,269,067	1,246,140
Class C, CME Term SOFR 1 Month Index + 2.290% 7.437% 4/15/37 (b)(c)(d)	286,593	279,452
Class D, CME Term SOFR 1 Month Index + 2.830% 7.986% 4/15/37 (b)(c)(d)	239,896	229,977
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.1815% 10/15/36 (b)(c)(d)	482,314	479,314
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,918,461	2,527,719
CHC Commercial Mortgage Trust floater Series 2019-CHC Class C, 1 month U.S. LIBOR + 1.750% 6.943% 6/15/34 (b)(c)(d)	234,074	228,148
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	378,290
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 6.423% 5/15/36 (b)(c)(d)	1,286,799	1,277,961
Class C, 1 month U.S. LIBOR + 1.430% 6.623% 5/15/36 (b)(c)(d)	242,397	239,782
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	591,140	528,710
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,089,157
Class B, 4.5349% 4/15/36 (b)	347,211	331,831
Class C, 4.9414% 4/15/36 (b)(c)	233,110	222,275
Class D, 4.9414% 4/15/36 (b)(c)	465,913	439,509
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.895% 11/15/38 (b)(c)(d)	3,658,294	3,550,445
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.274% 7/15/38 (b)(c)(d)	1,168,050	1,144,961
Class B, 1 month U.S. LIBOR + 1.380% 6.574% 7/15/38 (b)(c)(d)	664,979	648,705
Class C, 1 month U.S. LIBOR + 1.700% 6.894% 7/15/38 (b)(c)(d)	2,406,454	2,341,521
Class D, 1 month U.S. LIBOR + 2.250% 7.444% 7/15/38 (b)(c)(d)	988,795	960,875
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.143% 10/15/36 (b)(c)(d)	1,559,690	1,466,817
Class B, 1 month U.S. LIBOR + 1.150% 6.343% 10/15/36 (b)(c)(d)	241,085	222,877
Class C, 1 month U.S. LIBOR + 1.550% 6.743% 10/15/36 (b)(c)(d)	2,497,757	2,275,854
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.6356% 8/15/39 (b)(c)(d)	2,328,000	2,327,997
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	191,620
Class DFX, 5.3503% 7/5/33 (b)	386,779	323,725
Class EFX, 5.3635% 7/5/33 (b)(c)	470,207	386,497
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.4422% 5/15/39 (b)(c)(d)	3,430,000	3,356,054
Class B, CME Term SOFR 1 Month Index + 1.790% 6.9409% 5/15/39 (b)(c)(d)	2,383,000	2,327,726
Class C, CME Term SOFR 1 Month Index + 2.090% 7.2401% 5/15/39 (b)(c)(d)	1,335,000	1,297,340
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6889% 5/15/39 (b)(c)(d)	1,187,000	1,129,371
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9615% 3/15/38 (b)(c)(d)	2,199,143	2,142,530
Class B, CME Term SOFR 1 Month Index + 0.990% 6.1415% 3/15/38 (b)(c)(d)	530,641	514,648
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3615% 3/15/38 (b)(c)(d)	333,761	321,292
Class D, CME Term SOFR 1 Month Index + 1.510% 6.6615% 3/15/38 (b)(c)(d)	464,311	446,237
Class E, CME Term SOFR 1 Month Index + 1.860% 7.0115% 3/15/38 (b)(c)(d)	405,819	387,730
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.443% 8/15/33 (b)(c)(d)	1,059,546	845,794
Class C, 1 month U.S. LIBOR + 1.500% 6.693% 8/15/33 (b)(c)(d)(g)	2,551,942	1,832,918
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,386,610
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,763,412
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	371,442	340,792
Class C, 3.283% 11/10/36 (b)(c)	356,413	320,247
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.6066% 12/15/37 (b)(c)(d)(g)	139,306	138,872
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	870,943	876,720
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.147% 2/15/39 (b)(c)(d)	642,000	607,759
Class C, CME Term SOFR 1 Month Index + 2.650% 7.797% 2/15/39 (b)(c)(d)	334,000	315,093
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.9241% 11/15/38 (b)(c)(d)	2,470,353	2,399,514
Class B, 1 month U.S. LIBOR + 1.070% 6.2731% 11/15/38 (b)(c)(d)	1,414,917	1,372,318
Class C, 1 month U.S. LIBOR + 1.320% 6.5223% 11/15/38 (b)(c)(d)	878,763	846,519
Class D, 1 month U.S. LIBOR + 1.570% 6.7715% 11/15/38 (b)(c)(d)	577,561	554,739
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,378,071
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	87,556
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.393% 5/15/31 (b)(c)(d)	1,349,000	1,286,192
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	976,077
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	798,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $101,344,810)		95,319,120

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,475,000	1,449,493
Series 2010-1, 6.63% 2/1/35	3,480,000	3,631,677
Series 2010-3:
6.725% 4/1/35	2,686,154	2,820,238
7.35% 7/1/35	1,578,571	1,701,274
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,385,529
TOTAL MUNICIPAL SECURITIES (Cost $12,551,269)		11,988,211

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,466,992
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	874,578
4.5% 4/22/60 (b)	736,000	635,845
State of Qatar 4.4% 4/16/50 (b)	2,181,000	1,979,803
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,810,461)		4,957,218

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	847,000	774,418
Regions Bank 6.45% 6/26/37	2,368,000	2,329,884
TOTAL BANK NOTES (Cost $3,285,406)		3,104,302

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h) (Cost $139,340,417)	139,312,949	139,340,811

TOTAL INVESTMENT IN SECURITIES - 110.8% (Cost $3,199,111,749)	2,948,142,082
NET OTHER ASSETS (LIABILITIES) - (10.8)%	(287,971,114)
NET ASSETS - 100.0%	2,660,170,968

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(4,700,000)	(3,946,308)
2% 7/1/53	(950,000)	(797,658)
2% 7/1/53	(2,350,000)	(1,973,154)
2.5% 7/1/53	(5,100,000)	(4,413,643)
2.5% 7/1/53	(10,250,000)	(8,870,556)
2.5% 7/1/53	(5,100,000)	(4,413,643)
2.5% 7/1/53	(5,800,000)	(5,019,437)
2.5% 7/1/53	(4,450,000)	(3,851,119)
3.5% 7/1/53	(5,550,000)	(5,121,144)

TOTAL GINNIE MAE		(38,406,662)

Uniform Mortgage Backed Securities
1.5% 7/1/38	(2,500,000)	(2,156,304)
2% 7/1/38	(1,800,000)	(1,595,011)
2% 7/1/38	(250,000)	(221,529)
2% 7/1/53	(9,500,000)	(7,741,421)
2% 7/1/53	(7,600,000)	(6,193,137)
2.5% 7/1/53	(150,000)	(127,119)
4.5% 7/1/53	(1,900,000)	(1,825,782)
5% 7/1/53	(1,100,000)	(1,077,699)
5.5% 7/1/53	(2,600,000)	(2,587,506)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(23,525,508)

TOTAL TBA SALE COMMITMENTS (Proceeds $62,133,076)		(61,932,170)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $326,205,662 or 12.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,080,937.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	167,330,367	252,441,466	280,431,022	4,399,060	-	-	139,340,811	0.4%
Fidelity Securities Lending Cash Central Fund 5.14%	53,359,291	513,649,132	567,008,423	34,082	-	-	-	0.0%
Total	220,689,658	766,090,598	847,439,445	4,433,142	-	-	139,340,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	759,458,755	-	759,458,755	-

U.S. Government and Government Agency Obligations	1,176,266,370	-	1,176,266,370	-

U.S. Government Agency - Mortgage Securities	614,433,434	-	614,433,434	-

Asset-Backed Securities	142,421,604	-	142,421,604	-

Collateralized Mortgage Obligations	852,257	-	852,257	-

Commercial Mortgage Securities	95,319,120	-	93,347,330	1,971,790

Municipal Securities	11,988,211	-	11,988,211	-

Foreign Government and Government Agency Obligations	4,957,218	-	4,957,218	-

Bank Notes	3,104,302	-	3,104,302	-

Money Market Funds	139,340,811	139,340,811	-	-
Total Investments in Securities:	2,948,142,082	139,340,811	2,806,829,481	1,971,790
Other Financial Instruments:

TBA Sale Commitments	(61,932,170)	-	(61,932,170)	-
Total Other Financial Instruments:	(61,932,170)	-	(61,932,170)	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,059,771,332)	$2,808,801,271
Fidelity Central Funds (cost $139,340,417)	139,340,811

Total Investment in Securities (cost $3,199,111,749)		$2,948,142,082
Receivable for investments sold		6,819,621
Receivable for TBA sale commitments		62,133,076
Receivable for fund shares sold		559
Interest receivable		18,831,138
Distributions receivable from Fidelity Central Funds		674,571
Total assets		3,036,601,047
Liabilities
Payable for investments purchased
Regular delivery	$6,283,174
Delayed delivery	307,745,808
TBA sale commitments, at value	61,932,170
Payable for fund shares redeemed	466,788
Other payables and accrued expenses	2,139
Total Liabilities		376,430,079
Net Assets		$2,660,170,968
Net Assets consist of:
Paid in capital		$2,973,694,695
Total accumulated earnings (loss)		(313,523,727)
Net Assets		$2,660,170,968
Net Asset Value , offering price and redemption price per share ($2,660,170,968 ÷ 28,770,358 shares)		$92.46

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$44,847,325
Income from Fidelity Central Funds (including $34,082 from security lending)		4,433,142
Total Income		49,280,467
Expenses
Custodian fees and expenses	$4,597
Independent trustees' fees and expenses	4,454
Total expenses before reductions	9,051
Expense reductions	(5,420)
Total expenses after reductions		3,631
Net Investment income (loss)		49,276,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,780,378)
Total net realized gain (loss)		(12,780,378)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,118,114
TBA Sale commitments	(2,126,509)
Total change in net unrealized appreciation (depreciation)		27,991,605
Net gain (loss)		15,211,227
Net increase (decrease) in net assets resulting from operations		$64,488,063

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,276,836	$64,019,473
Net realized gain (loss)	(12,780,378)	(53,243,067)
Change in net unrealized appreciation (depreciation)	27,991,605	(326,451,120)
Net increase (decrease) in net assets resulting from operations	64,488,063	(315,674,714)
Distributions to shareholders	(48,466,414)	(87,992,171)

Affiliated share transactions
Proceeds from sales of shares	165,365,062	438,669,539
Reinvestment of distributions	48,726,113	87,727,625
Cost of shares redeemed	(28,498,791)	(68,825,551)

Net increase (decrease) in net assets resulting from share transactions	185,592,384	457,571,613
Total increase (decrease) in net assets	201,614,033	53,904,728

Net Assets
Beginning of period	2,458,556,935	2,404,652,207
End of period	$2,660,170,968	$2,458,556,935

Other Information
Shares
Sold	1,755,630	4,589,574
Issued in reinvestment of distributions	521,899	895,999
Redeemed	(304,830)	(710,597)
Net increase (decrease)	1,972,699	4,774,976

VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$91.75	$109.19	$114.93	$108.80	$102.31	$105.26
Income from Investment Operations
Net investment income (loss) A,B	1.731	2.711	2.481	3.026	3.371	3.163
Net realized and unrealized gain (loss)	.693	(16.386)	(2.817)	7.583	6.606	(3.209)
Total from investment operations	2.424	(13.675)	(.336)	10.609	9.977	(.046)
Distributions from net investment income	(1.714)	(2.765)	(2.717)	(3.070)	(3.487)	(2.904)
Distributions from net realized gain	-	(1.000)	(2.687)	(1.409)	-	-
Total distributions	(1.714)	(3.765)	(5.404)	(4.479)	(3.487)	(2.904)
Net asset value, end of period	$92.46	$91.75	$109.19	$114.93	$108.80	$102.31
Total Return C,D	2.64%	(12.69)%	(.28)%	9.87%	9.87%	(.01)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.74% H	2.79%	2.23%	2.68%	3.16%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,660,171	$2,458,557	$2,404,652	$7,119,394	$6,014,480	$5,269,137
Portfolio turnover rate I	215% H	188%	178% J	169%	146%	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,474,519
Gross unrealized depreciation	(251,060,592)
Net unrealized appreciation (depreciation)	$(248,586,073)
Tax cost	$3,196,929,062

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(36,445,818)
Long-term	(16,052,447)
Total capital loss carryforward	$(52,498,265)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,920,775,865	1,894,103,255

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$3,477	$-	$-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,420.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	12.3%
VIP Asset Manager Growth Portfolio	1.7%
VIP Balanced Portfolio	86.0%

9. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® VIP Investment Grade Central Fund	0.0007%
Actual		$ 1,000	$ 1,026.40	$- D
Hypothetical- B		$ 1,000	$ 1,024.79	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.831205.117
VIGC-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023